The Florida
TaxFree Funds

The Florida TaxFree ShortTerm Fund
The Florida TaxFree Money Market Fund

Distributor:
William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701-4386
(800) 557-7555

Semi-Annual Report
October 31, 2001

This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.


CONTENTS

        President's Message                     1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	      3
                Municipal Bonds                 5

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	      12
		Municipal Bonds	                  12

 	Statements of Assets and Liabilities	19

        Statements of Operations                20

	Statements of Changes in Net Assets	21

        Notes to Financial Statements           22


Dear Shareholder:

	We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund

        Total net assets of the Fund were $172.7 million as of October 31, 2001. This compares with $152.3 million on April 30, 2001 and $138.5 million on October 31, 2000.

        We are pleased to report that for the year ended October 31, 2001, the Florida TaxFree Money Market Fund was again ranked near the top of the tax-exempt state-specific money market funds tracked by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) a respected mutual fund performance and statistical reporting company. Rankings by iMoneyNet for periods ending April 30, 2001 are as follows:

        1-year total return...22nd out of 314, 3-year total return...
        17th out of 267, 5-year return...13th out of 240
        The 7-day average yield of the Fund was 1.96% as of October 31, 2001. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 3.16%. Had certain fees and expenses not been reimbursed by the advisor, the yields and rankings would have been lower.
        Past performance is also no guarantee of future results.

The Florida TaxFree ShortTerm Fund

        As of October 31, 2001, total net assets for the Fund were $26.1 million, compared with assets of $28.5 million on April 30, 2001 and $31.2 million on October 31, 2000. The portfolio had a dollar-weighted average maturity of 2.51 years and a 30-day SEC yield of 2.54% on October 31, 2001. This yield equates to a tax equivalent yield of 4.07% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

	The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.24 on October 31, 2001, compared with $10.09 on April 30, 2001, and $9.95 on October 31, 2000, contributing to a 7.09% cumulative total return on the Fund for the year ended
        October 31, 2001. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 20 cents per share for the six month period ending
        October 31, 2001 and 40 cents per share for the year then ending.

        The cumulative total return on the Fund since its inception
        November 22, 1993 through October 31, 2001 was 42.04%. This represents a return of 4.51% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $14,203.70 on October 31, 2001, including reinvestment of all distributions.

The Florida Intangible Tax

        The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

        Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Funds


The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 2001 (Unaudited)
                                                Principal       Value
Variable Rate Demand Notes                      Amount

Florida (38.0%) (a)

Alachua, FL, IDB, (Sabine Inc., Project),
2.2%, 09/01/15, SunTrust Bank, N.A., LOC       $1,400,000      $1,400,000

Capital Trust Agency, FL, Housing RB,
(Community Loan Program), Series 1999A, 2.25%, 12/01/32,
Anchor National Life Insurance Co., Payment & Liquidity Agreement,
National Union Fire Insurance Co., GTY          3,000,000       3,000,000

Collier County, FL HFA, Housing RB, (River Reach), 2.00%, 12/01/15,
Banco Santander Central Hispano, LOC            4,050,000       4,050,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 2.10%,
06/01/07, SouthTrust Bank of AL, LOC            2,065,000       2,065,000

Florida HFA, Housing RB, (Springs Colony Project), Series 1985FF, 1.95%,
09/15/26, FNMA Collateralized                   1,150,000       1,150,000

Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 2.05%,
12/01/05, Credit Suisse First Boston, LOC       1,885,000       1,885,000

Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 2.40%, 03/01/15,
First Union National Bank, LOC                  993,000         993,000

Gulf Breeze, FL, Hospital RB, (Heritage Healthcare Project), 2.27%, 01/01/24,
Anchor National Life Insurance Co., SBPA        4,300,000       4,300,000

Hillsborough County, FL IDA, Pollution Ctrl RB, (Tampa Electric Co.),
Series 1990, 2.05%, 9/01/25                     500,000         500,000

Hillsborough County, FL IDA, Pollution Ctrl RB, (Tampa Electric Co.),
2.15%, 11/01/20                                 7,600,000       7,600,000

Jacksonville, FL Electric Auth, Electric Util RB, Series B, 2.00%, 10/01/30,
Bank of America, SPBA                           1,000,000       1,000,000

Jacksonville, FL Electric Auth, Electric Util RB, Series F, 2.00%, 10/01/30,
Landesbank Hessen-Thuringen Girozentrale, SPBA  6,400,000       6,400,000

Koch Floating Rate Trust, Floating Rate Certificates, Series 2001-1, 2.38%,
09/01/14, State Street Bank & Trust, Liquidity  4,580,000       4,580,000

Martin County, FL, Pollution Control RB, (Florida Power & Light),
Series 2000, 2.1%, 07/15/22                     500,000         500,000

Martin County, FL, Solid Waste RB, (Florida Power & Light), 2.15%,
01/01/27                                        2,000,000       2,000,000

Miami-Dade County, FL School Board, Certificates of Participation, (Putters - Series 210), 2.18%, 05/01/12, MBIA Insured, SBPA:
Morgan Guaranty                                 5,350,000       5,350,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/Sunbelt Obligated Group), Floater Certificates - Series 171, Series A, 2.28%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter,
Liquidity Facility                              6,035,000       6,035,000

Palm Beach County, FL HFA, Housing RB, (Azalea Place Apartments), Series
1999A, 2.17%, 12/01/32, SunTrust Bank, LOC      500,000         500,000

Pinellas County, FL Health Facilities Auth, Hospital RB, (St. Mark Village Project), 2.10%, 03/01/17,
Bank of America, LOC                            2,730,000       2,730,000

St. Lucie County, FL, IDB, (Freedom Plastics FL Project), 2.18%, 11/01/20,
LaSalle Bank, N.A., LOC                         2,500,000       2,500,000

St. Lucie County, FL, Pollution Control, (Florida Power & Light), 2.10%,
09/01/28                                        3,400,000       3,400,000

St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 2.1%, 10/01/17, SunTrust Bank,
Tampa Bay, LOC                                  4,080,000       4,080,000

Southeast Volusia, FL Hospital District, Hospital RB, (Bert Fish Medical Center), 2.00%, 05/01/22, SouthTrust Bank of
Alabama, N.A., LOC                              600,000         600,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 2.25%,
04/01/05, SouthTrust Bank, LOC                  300,000         300,000

Other (Non-Florida) (4.0%) (a)

Brazos River, TX Harbor Navigation District, Solid Waste RB, (Merey Sweeny L.P. Project), Series A, 2.15%, 04/01/20,
Chase Manhattan Bank, LOC                       700,000         700,000

Livonia, MI Economic Development Auth, IDB, (Foodland Distribution Project),
Series A, 2.3%, 12/01/11, Comerica Bank, LOC    2,600,000       2,600,000

Loudon County, VA IDA, IDB, (Atlantic Coast Airlines), 2.2%, 06/01/22, Fleet
National Bank, LOC                              1,625,000       1,625,000

Parkview, CO Metropolitan District, GO Bonds, (Arapahoe County), 2.25%,
12/01/12, Central Bank, Denver, LOC             500,000         500,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series A, 2.2%,
09/01/30, Fleet Bank, LOC                       1,745,000       1,745,000

Total Variable Rate Demand Notes (Cost $74,088,000)             $74,088,000

Municipal Bonds
Florida (53.0%) (a)

Alachua County, FL, Public Improv RB, 4.00%, 08/01/02,
AMBAC Insured                                   100,000         101,325

Atlantic Beach, FL, Public Improv RB, (Fleet Landing Project), Series A,
7.50%, 10/01/02, Escrowed to Maturity           100,000         104,675

Brevard County, FL, GO Bonds, 5.45%, 03/01/02,
MBIA Insured                                    100,000         100,973

Broward County, FL HFA, Housing RB, SFM, 3.50%, 03/29/02,
Trinity Funding, GIC                            500,000         500,000

Broward County, FL School District, GO Bonds, 5.10%,
02/15/02                                        775,000         779,826

Broward County, FL, Special Obligation RB, 5.50%, 01/01/02,
AMBAC Insured                                   165,000         165,725

Cape Coral, FL Special Assessment RB, (Water Improvement Assessment - Orange
Area), 2.80%, 06/01/02, FSA Insured             100,000         99,976

Cape Coral, FL, Special Assessment RB, (Wastewater Assessment -
Green Area 2001), 2.90%, 07/01/02, FSA Insured  50,000          50,000

Clearwater, FL, Water & Sewer RB, 4.80%, 12/01/01,
AMBAC Insured                                   100,000         100,208

Coral Springs, FL, Water & Sewer RB, Series 1992, 6.00%, 09/01/02,
Pre-refunded @ 102                              100,000         104,989

Crestview, FL, Public Improv RB, Bond Anticipation Notes, 4.00%,
03/12/02                                        2,366,200       2,368,654

Dade County, FL New Public Housing Auth, Housing RB, 6.00%,
05/01/02                                        100,000         101,769

Dade County, FL School District, GO Bonds, 6.875%, 08/01/02,
MBIA Insured                                    350,000         361,923

Dade County, FL School District, GO Bonds, 5.00%, 02/15/02,
MBIA Insured                                    250,000         251,783

Escambia County, FL Utilities Auth, Solid Waste RB, (Sanitation System),
5.25%, 01/01/02, FSA Insured                    100,000         100,485

Fernandina Beach, FL, GO Bonds, 4.00%, 04/01/02,
FGIC Insured                                    65,000          65,303

First Florida Governmental Financing Commission, IDB, 3.375%, 07/01/02,
AMBAC Insured                                   800,000         803,764

Florida Rural Utility Financing Commission, Public Improv Revenue Notes, (Public Projects Construction), Series 2001,
3.50%, 08/15/02                                 2,500,000       2,517,334

Florida, State of, GO Bonds, Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                              50,000          51,675

Florida, State of, GO Bonds, (Jacksonville Transportation), Senior Lien,
6.40%, 07/01/02, Pre-refunded @ 101             200,000         206,439

Florida State Board of Education, GO Bonds, (Capital Outlay), Series C,
5.40%, 06/01/02                                 100,000         101,419

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B,
5.30%, 06/01/02, Pre-refunded @ 101             100,000         102,584

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B,
6.00%, 06/01/02, Pre-refunded @ 101             235,000         242,022

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A,
4.80%, 06/01/02, FGIC Insured                   30,000          30,350

Florida State Board of Education, GO Bonds, (Capital Outlay), Series F,
5.40%, 06/01/02                                 500,000         508,156

Florida State Board of Education, Higher Education RB, (Florida Atlantic
University), 4.00%, 07/01/02, FSA Insured       190,000         192,309

Florida State Correctional Privatization Commission, Certificates of
Participation, 2.10%, 08/01/02, MBIA Insured    2,650,000       2,648,066

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection), Series A, 4.00%,
07/01/02, FGIC Insured                          100,000         101,080

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Natural Resources - Preservation 2000),
Series A, 6.20%, 07/01/02, Pre-refunded @ 101   100,000         102,084

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Natural Resources- Preservation 2000),
Series A, 5.90%, 07/01/02, MBIA Insured         100,000         103,156

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Natural Resources - Preservation 2000),
Series A, 6.25%, 07/01/02, Pre-refunded @ 101   225,000         232,408

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection-Save Our Coast),
4.30%, 07/01/02, AMBAC Insured                  200,000         202,729

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection), Series A, 4.50%,
07/01/02, MBIA Insured                          100,000         101,472

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection), Series A, 4.70%,
07/01/02, FSA Insured                           125,000         126,460

Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 2.50%, 02/07/02, First Union
National Bank, LOC                              3,569,000       3,569,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 2.60%, 01/08/02, First Union
National Bank, LOC                              2,000,000       2,000,000

Florida Municipal Power Agency, Commercial Paper, Pooled Loan Project, 1.95%,
11/05/01, First Union National Bank of NC, LOC  721,000         721,000

Florida State Turnpike Auth, Transportation RB, Series A, 6.35%, 07/01/02,
Pre-refunded @ 101                              65,000          67,077

Florida State Turnpike Auth, Transportation RB, Series B, 4.25%, 07/01/02,
FGIC Insured                                    300,000         302,726

Fort Lauderdale, FL, GO Bonds, (Park Improvement Project), 4.80%,
07/01/02                                        100,000         101,635

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 2.00%,
11/05/01, Bayerische Landesbank, LOC            1,400,000       1,400,000

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 2.05%,
11/05/01, Bayerische Landesbank, LOC            483,000         483,000

Hernando County, FL School Board, Public Improv RB, 3.50%, 12/01/01, MBIA
Insured                                         75,000          75,044

Hillsborough County, FL Aviation Auth, Transportation RB, Series A, 4.10%,
10/01/02, FGIC Insured                          100,000         101,673

Hillsborough County, FL, Public Improvement RB, (Environmentally Sensitive
Lands), 6.20%, 07/01/02, Pre-refunded @ 102     1,485,000       1,553,675

Hillsborough County, FL, Commercial Paper, (Capital Improvement Program), Series A, 2.00%, 12/13/01, State
Street Bank, LOC                                1,000,000       1,000,000

Hillsborough County, FL HFA, Housing RB, (Single Family Mortgage), Series
A-2, 2.85%, 08/01/02, GNMA/FNMA Collateralized  1,000,000       1,000,000

Homestead, FL, Public Improv RB, (Special Insurance Assessment), 5.125%,
09/01/02, Escrowed to Maturity                  100,000         102,401

Inland Protection Financing Corp, FL, Public Improv RB, 5.00%, 07/01/02,
FSA Insured                                     150,000         152,092

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 2.20%, 11/08/01, Morgan Guaranty, Bayerische Landesbank Girozentrale,
SunBank, LOC                                    10,000,000      10,000,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
2.60%, 01/10/02                                 5,300,000       5,300,000

Jacksonville, FL Electric Auth, Electric Util RB, (scherer 4 Project),
Series A, 4.90%, 10/01/02, Pre-refunded @ 101   500,000         516,826

Jacksonville, FL, Public Improvement RB, (Excise Tax), Series A, 3.50%,
10/01/02, FGIC Insured                          150,000         151,619

Kissimmee, FL Utility Auth, Electric Util RB, 4.30%, 10/01/02,
AMBAC Insured                                   100,000         101,853

Kissimmee, FL Utility Auth, Electric Util RB, 3.50%, 10/01/02,
AMBAC Insured                                   790,000         800,090

Kissimmee, FL Utility Auth, Electric Util RB, Commercial Paper, Series 2000B, 2.00%, 11/14/01, Bank of Nova Scotia,
Liquidity                                       3,000,000       3,000,000

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                          200,000         203,870

Lee County, FL HFA, Housing RB, Single Family Mortgage, Series A, 2.30%, 10/25/02, Mandatory Tender @ 100, Trinity Plus
Funding, GIC                                    1,000,000       1,000,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, 1995 Series A, 2.10%, 12/05/01,
SunTrust Bank, Central FL, LOC                  2,000,000       2,000,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital Project), Commercial Paper, Series D, 2.45%, 12/11/01,
SunTrust Bank, Central FL, LOC                  1,800,000       1,800,000

Marion County, FL School District, GO Bonds, 4.90%, 02/01/02,
FSA Insured                                     100,000         100,680

Martin County, FL, Water & Sewer RB, 3.50%, 10/01/02,
FGIC Insured                                    120,000         121,403

Martin County, FL, Public Improv RB, 2.20%, 10/01/02,
AMBAC Insured                                   100,000         100,000

Miami-Dade, FL School District, Tax Anticipation Notes, 3.50%,
06/27/02                                        5,000,000       5,027,651

Nassau County, FL, Public Improv RB, 4.00%, 05/01/02,
MBIA Insured                                    295,000         296,140

North Broward, FL Hospital District, Hospital RB, 6.50%, 01/01/02,
Pre-refunded @ 102                              100,000         102,444

North Broward, FL Hospital District, Hospital RB, 6.40%, 01/01/02,
Pre-refunded @ 102                              120,000         123,143

Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water Control & Improvement - Unit Development 18), 4.00%, 08/01/02,
MBIA Insured                                    250,000         252,383

Orange County, FL, Commercial Paper, 2.35%, 12/06/01, NationsBank, N.A.,
Liquidity Facility                              3,000,000       3,000,000

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102             115,000         121,704

Orlando, FL Utilities Commission, Water & Electric RB, Series 2001, 3.00%,
10/01/02                                        1,555,000       1,566,408

Orlando, FL Utilities Commission, Water & Sewer RB, 8.00%, 04/01/02,
Escrowed to Maturity                            625,000         640,031

Orlando, FL Utilities Commission, Water & Electric RB, (CP Program), Series 1999 A, 1.90%, 11/01/01, Morgan Guaranty Trust Company of
New York, LOC                                   3,000,000       3,000,000

Osceola County, FL, Public Improvement RB, 5.00%, 09/01/02,
MBIA Insured                                    2,400,000       2,455,210

Osceola County, FL School Board, Certificates of Participation, Series A,
6.25%, 06/01/02, Pre-refunded @ 102             750,000         779,518

Osceola County, FL School Board, Certificates of Participation, Series A,
3.55%, 06/01/02, AMBAC Insured                  500,000         503,581

Palm Beach County, FL HFA, Housing RB, Single Family Homeowner, Series A-2,
2.90%, 05/01/02                                 365,000         365,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 2.40%, 12/13/01,
SunTrust Bank, LOC                              2,500,000       2,500,000

Palm Beach County, FL School District, GO Bonds, 5.70%, 08/01/02, AMBAC
Insured                                         300,000         307,734

Polk County, FL School Board, Certificates of Participation, Series A,
5.10%, 01/01/02, Escrowed to Maturity           100,000         100,419

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-3, 2.40%, 03/15/02, National Rural Utilities Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                          1,455,000       1,455,000

Putnam County, FL School District, GO Bonds, 3.75%, 09/01/02,
FGIC Insured                                    250,000         253,374

Reedy Creek, FL Improvement District, GO Bonds, Series A, 3.80%, 06/01/02,
MBIA Insured                                    100,000         100,830

St. Lucie County, FL School Board, Certificates of Participation, Series A,
3.50%, 07/01/02, FSA Insured                    1,155,000       1,160,617

St. Lucie County, FL School Board, Certificates of Participation, Series B,
3.50%, 07/01/02, FSA Insured                    250,000         251,216

St. Lucie County, FL School Board, Certificates of Participation, Series C,
3.50%, 07/01/02, FSA Insured                    635,000         638,088

Sarasota County, FL Hospital District, Hospital RB, (Sarasota Memorial Hospital), Commerical Paper, Series 1996A,
2.60%, 11/07/01                                 1,000,000       1,000,000

Seminole County, FL School District, Revenue Anticipation Notes, 5.00%,
12/13/01                                        1,500,000       1,501,191

Sunshine State Governmental Financing Comm, Commercial Paper, Series A, 2.05%, 11/09/01, FGIC Insured, SBPA:
Bank of Nova Scotia                             4,539,000       4,539,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series G, 2.45%, 01/09/02, MBIA Insured, SBPA: Landesbank Hessen-Thuringen
Girozentrale                                    2,500,000       2,500,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series F, 2.55%, 01/04/02, AMBAC Insured, SBPA: Landesbank Hessen-Thuringen
Girozentrale                                    1,500,000       1,500,000

Tampa, FL, IDB, (Florida Aquarium Project), 7.75%, 05/01/02,
Pre-refunded @ 102                              2,000,000       2,094,140

Tampa, FL, Hospital RB, (Catholic Health), Series A-3, 4.50%, 11/15/01,
MBIA Insured                                    500,000         500,354

Venice, FL, Public Improv RB, 3.00%, 07/01/02,
FGIC Insured                                    510,000         510,323

Wellington, FL, Public Improvement RB, (Public Service Tax Rev), 4.00%,
09/01/02, AMBAC Insured                         100,000         101,431

White Springs, FL, Water & Sewer RB, Bond Anticipation Notes, 4.25%,
11/01/01                                        738,500         738,500


Other (Non-Florida) (5.0%) (a)

Adams & Arapahoe Counties, CO Joint School District No. 28J, GO Bonds,
(Aurora), 4.70%, 12/01/01, FGIC Insured         50,000          50,046

Allegheny County, PA Hospital Development Auth, (Hospital RB), (Canterbury
Place), 4.15%, 12/01/01, MBIA Insured           245,000         245,275

Arkansas State Development Finance Auth, Water & Sewer RB, (Revolving Loan
Fund), Series B, 4.50%, 12/01/01, MBIA Insured  75,000          75,085

Aurora, IL, Water & Sewer RB, 4.80%, 12/01/01,
AMBAC Insured                                   100,000         100,145

Avon, CO Metropolitan District, GO Bonds, 4.00%, 11/01/01,
MBIA Insured                                    100,000         100,001

Biloxi, MS Public School District, GO Bonds, 4.00%, 11/01/01,
FSA Insured                                     750,000         750,000

Carlisle, PA Suburban Authority, Water & Sewer RB, 3.90%, 12/15/01,
MBIA Insured                                    150,000         150,160

Cincinnati, OH City School District, Tax Anticipation Notes, Series C,
5.00%, 12/01/01, AMBAC Insured                  300,000         300,592

Columbus, OH City School District, GO Bonds, 4.95%, 12/01/01,
FGIC Insured                                    50,000          50,086

Cook County, IL Community College District No. 508, Municipal Lease Obligations, Series C, 7.50%, 12/01/01,
MBIA Insured                                    2,500,000       2,510,805

Dallas-Fort Worth, TX Regional Airport, Transportation RB, (Dallas-Fort Worth International Airport), 4.75%, 11/01/01,
MBIA Insured                                    100,000         100,000

Dauphin County, PA General Auth, Public Improv RB, Subseries RRR3, 3.875%,
12/03/01, Mandatory Tender @ 100, AMBAC Insured 50,000          50,000

DuPage County, IL Forest Preservation District, GO Bonds,
5.90%, 12/15/01                                 100,000         100,252

Fort Wayne, IN, Water & Sewer RB, 4..35%, 12/01/01,
FGIC Insured                                    100,000         100,120

Jackson & Williamson Counties, IL Community High School District No. 165,
GO Bonds, 4.20%, 12/01/01, AMBAC Insured        210,000         210,236

Kent, WA, Water & Sewer RB, 4.30%, 12/01/01,
AMBAC Insured                                   100,000         100,121

Kerrville, TX, Water & Sewer RB, 4.25%, 12/01/01,
FSA Insured                                     500,000         500,300

King County, WA School District No. 403, GO Bonds, (Renton), 4.00%,
12/01/01, MBIA Insured                          405,000         405,326

Lake County, IL Community United School District No. 60, GO Bonds, (Waukegan), Series B, 4.90%, 12/01/01,
FSA Insured                                     250,000         250,341

Lake County, IL, Water & Sewer RB, Series A, 6.75%, 12/01/01,
Pre-refunded @ 100                              200,000         200,440

Minneapolis, MN, GO Bonds, Series A, 4.60%,
12/01/01                                        200,000         200,225

Mobile, AL Airport Auth, Transportation RB, (MAE Project), 7.45%, 11/01/01,
Barclays Bank, PLC, LOC                         570,000         570,000

Northlake, IL, Tax Increment RB, Series A, 4.10%, 12/01/01,
AMBAC Insured                                   245,000         245,218

Pennsylvania State Higher Education Facilities Auth, Higher Education RB,
Series G, 5.25%, 12/15/01, AMBAC Insured        185,000         185,525

Pennsylvania State Turnpike Commission, Transportation RB, (Oil Franchise Tax),
Sub-series B, 4.00%, 12/01/01, AMBAC Insured    225,000         225,181

Port Seattle, WA, Transportation RB, Series B, 5.00%, 11/01/01,
AMBAC Insured                                   100,000         100,000

Puerto Rico, Commonwealth of, Public Improv RB, 5.60%, 07/01/02,
Pre-refunded @ 101.50                           300,000         311,015

Regional Transpostation District, CO, Sales Tax RB, 4.875%, 11/01/01,
FGIC Insured                                    100,000         100,000

South Suburban Park and Recreation District, CO, Certificates of
Participation, (Land and Facilities Corp), 3.25%, 12/01/01,
AMBAC Insured                                   390,000         390,000

Suffolk, VA, GO Bonds, 5.25%, 12/01/01,
AMBAC Insured                                   150,000         150,272

University of Washington, Higher Education RB, 7.00%, 12/01/01,
Pre-refunded @ 102                              110,000         112,565

Washoe County, NV, Sales Tax RB, 4.00%, 12/01/01,
MBIA Insured                                    150,000         150,121

Total Municipal Bonds (Cost $100,631,668)                       $100,631,668
Total Investments (100%) (Cost $174,719,668)                    $174,719,668

Summary of Ratings:  AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 67.58 Days


(a) percentages indicated are based on investments
AMBAC	Ambac Assurance Corporation
GTY	Guarantee
CP      Commercial Paper
HFA     Housing Finance Authority
FGIC	Financial Guaranty Insurance Corporation
IDA	Industrial Development Authority
FHA	Federal Housing Authority
IDB	Industrial Development Bond
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
FSA	Financial Securities Assurance
MBIA	Municipal Bond Insurance Association
GIC	Guaranteed Insurance Contract
RB	Revenue Bond
GO	General Obligation
SBPA	Standby Bond Purchase Agreement
GNMA	Government National Mortgage Association
SFM	Single Family Mortgage


The Florida TaxFree ShortTerm Fund
Statements of Investments
October 31, 2001 (unaudited)

Variable Rate Demand Notes                      Principal       Value
                                                Amount
Florida (0.0%)

Other (Non-Florida) (6.0%) (a)

Los Angeles County, CA IDA, IDB, (Socransky
Children's Fund), 3.05%, 12/01/05, Dai-Ichi
Kangyo Bank Ltd., LOC                          $450,000        $450,000

Los Angeles County, CA IDA, IDB, (353 Properties Ltd. Partnership), 3.05%, 12/01/05, Dai-Ichi
Kangyo Bank Ltd., LOC                           350,000         350,000

Los Angeles County, CA IDA, IDB, (Walter & Howard Lim), 3.15%, 12/01/06,
Dai-Ichi Kangyo Bank, Ltd., LOC                 775,000         775,000

Total Variable Rate Demand Notes (Cost $1,575,000)              $1,575,000

Municipal Bonds

Florida (92.0%) (a)
Alachua County, FL School District, GO Bonds, 4.50%, 01/01/07,
FSA Insured                                     150,000         157,550

Altamonte Springs, FL Community Redevelopment Agency, Tax Increment RB,
5.50%, 04/01/02                                 150,000         152,039

Bay Medical Center, FL, Hospital RB, (Bay Medical Center Project),
4.70%, 10/01/02, AMBAC Insured                  100,000         102,255

Brevard County, FL Health Facilities Auth, Hospital RB, (Holmes Regional
Medical Center Project), 5.30%, 10/01/02        95,000          97,451

Broward County, FL Airport System, Transportation RB, (Passenger Facility Charge/Convertible Lien Bonds), Series 1998H-1, 4.50%, 10/01/04,
AMBAC Insured                                   300,000         312,681

Broward County, FL Educational Facilities Auth, Higher Education RB, (Nova Southeastern University Project), 5.40%, 04/01/02,
Connie Lee Insured                              75,000          76,013

Canaveral, FL, Transportation RB, 5.40%, 06/01/02,
FGIC Insured                                    100,000         101,917

Cape Coral, FL, Special Assessment RB, (Wastewater Assessment - Green Area),
4.40%, 07/01/06, FSA Insured                    500,000         497,100

Capital Projects Finance Auth, FL, Housing RB, (Capital Projects Loan Program - Florida Universities), Senior Series F-1, 4.50%, 10/01/06,
MBIA Insured                                    250,000         260,713

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.80%, 04/01/02, GNMA/FNMA Collateralized       105,000         106,110

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.50%, 04/01/03, GNMA/FNMA Collateralized       225,000         228,580

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%,
05/01/04, Pre-refunded @ 103                    600,000         686,730

Crossings at Fleming Island Community Development District, FL, Special Assessment Bonds, Series B, 5.15%, 05/01/03,
MBIA Insured                                    200,000         208,356

Dade County, FL, GO Bonds, 5.25%, 11/01/04,
FGIC Insured                                    50,000          53,682

Dade County, FL, GO Bonds, 5.25%, 11/01/05,
FGIC Insured                                    335,000         364,058

Dade County, FL School Board, Certificates of Participation, Series B,
5.60%, 08/01/06, Pre-refunded @ 101             115,000         128,730

Dade County, FL Water & Sewer System, Water & Sewer RB, 4.90%, 10/01/06,
FGIC Insured                                    500,000         527,190

Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc.
Project), 5.25%, 01/01/03                       300,000         297,729

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.20%, 10/01/02         165,000         166,574

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital &
Baptist Manor Project), 4.40%, 10/01/03         210,000         213,644

Escambia County, FL Health Facilities Auth, Hospital RB, (Charity Obligated
Group), Series C, 3.90%, 11/01/04               250,000         259,725

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
Series A, 4.50%, 04/01/03, GNMA Collateralized  225,000         228,580

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.10%, 04/01/04, GNMA Collateralized            140,000         142,177

Escambia County, FL School Board, Certificates of Participation, 6.25%,
02/01/02, Pre-refunded @ 100                    45,000          45,459

Escambia County, FL Utilities Auth, Water & Sewer RB, 3.90%, 01/01/03, FSA
Insured                                         100,000         101,835

First Florida Governmental Financing Commission, Public Improv RB, 4.20%,
07/01/04, AMBAC Insured                         100,000         104,025

First Florida Governmental Financing Commission, Public Improv RB, 4.00%,
07/01/05, AMBAC Insured                         250,000         258,325

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997
Series B, 4.90%, 05/01/03, AMBAC Insured        40,000          41,406

Florida HFA, General Mortgage RB, Series A, 5.75%, 06/01/02,
FHA Insured                                     40,000          40,719

Florida HFA, Rfdg Homeowner Mortgage & RB, Series 2, 5.20%,
01/01/02                                        205,000         205,890

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.50%, 07/01/02,
Pre-refunded @ 101                              195,000         202,697

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                              135,000         140,416

Florida State Department of Transportation, GO Bonds, (Right of Way), 5.80%,
07/01/05, Pre-refunded @ 101                    125,000         138,930

Florida State Board of Education, GO Bonds, Capital Outlay, 8.40%,
06/01/07                                        55,000          66,405

Florida State Board of Education, GO Bonds, Series C, 5.40%,
06/01/03                                        60,000          62,874
Florida State Board of Education, GO Bonds, Series C, 6.625%, 06/01/02,
Pre-refunded @ 101                              100,000         103,646

Florida State Board of Education, GO Bonds, Capital Outlay, Series C, 4.90%,
06/01/05                                        100,000         104,037

Florida State Board of Education, GO Bonds, Capital Outlay, Series E, 5.80%,
06/01/04, Pre-refunded @ 101                    150,000         163,505

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 5.25%,
06/01/04                                        100,000         106,499

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                              85,000          87,798

Florida State Board of Education, GO Bonds, Capital Outlay, Series B,
4.625%, 01/01/07                                300,000         316,857

Florida State Board of Education, GO Bonds, Series A, 5.00%,
06/01/04                                        200,000         211,762

Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 5.00%,
06/01/06                                        365,000         393,079

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 4.00%,
01/01/07                                        220,000         225,911

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%,
05/01/04, Asset Guaranty Insured                125,000         128,673

Florida State Board of Regents, Higher Education RB, (University System
Improv Rev), 7.00%, 07/01/04, MBIA Insured      500,000         555,125

Florida State Department of Environmental Protection, Public Improv RB, (Preservation 2000), Series 2001A, 5.00%, 07/01/07,
FSA Insured                                     250,000         270,100

Florida State Division of Bond Finance, Department of General Services, Public Improv RB, (Department of Environmental Protection -
Preservation 2000), Series A, 5.00%, 07/01/05,
FGIC Insured                                    350,000         374,931

Florida State Division of Bond Finance, Investment Fraud Restoration Financing Corp, Miscellaneous RB, 3.85%, 05/01/04,
MBIA Insured                                    250,000         257,363

Gulf Breeze, FL, Public Improv RB, (Local Government Loan Program), Series 1985B, 4.50%, 12/01/04, FGIC Insured,
Mandatory Tender @ 100                          590,000         622,527

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment),
4.45%, 03/01/04, FSA Insured                    200,000         208,188

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment),
4.50%, 03/01/06, FSA Insured                    190,000         200,043

Hillsborough County, FL HFA, Housing RB, Single Family Mortgage, Series A-1,
4.25%, 04/01/07, GNMA/FNMA Collateralized       115,000         117,109

Hillsborough County, FL, Water & Sewer RB, (Junior Lien), 5.00%, 08/01/06,
AMBAC Insured                                   250,000         269,888

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03,
Escrowed to Maturity                            140,000         145,660

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.20%, 05/01/02,
MBIA Insured                                    35,000          35,539

Inland Protection Financing Corp, FL, Solid Waste RB, (Special Obligation),
5.00%, 01/01/02, FSA Insured                    300,000         301,356

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                                   100,000         102,784

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre-refunded @ 101                              165,000         182,422

Jacksonville, FL Electric Auth, Electric Util RB, (St. Johns River),
Issue 2, Series 10, 5.00%, 10/01/05             1,000,000       1,040,690

Jacksonville, FL Electric Auth, Electric Util RB, Series 3-A, 4.50%,
10/01/05                                        500,000         527,435

Jacksonville, FL, Higher Education RB, (Edward Waters College Project), 3.60%, 10/01/06, Mandatory Tender @ 100, First Union
National Bank, LOC                              500,000         500,000

Jacksonville, FL, Excise Tax RB, 5.65%, 10/01/05,
Escrowed to Maturity                            300,000         329,898

Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.00%, 08/15/03,
MBIA Insured                                    300,000         313,593

Jacksonville, FL Health Facilities Auth, Hospital RB, 7.375%, 07/01/02,
Pre-refunded @ 100                              50,000          51,730

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Project),
Series 1996A, 5.20%, 12/01/01                   130,000         130,218

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project),
Series 2000A, 5.50%, 03/01/02                   120,000         121,157

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project),
Series 2000A, 5.75%, 03/01/03                   125,000         127,506

Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06,
MBIA Insured                                    250,000         265,075

Lafayette County, FL, Public Improv RB, Series 2000,
4.65%, 09/01/02                                 70,000          71,250

Lafayette County, FL, Public Improv RB, Series 2000,
4.90%, 09/01/04                                 155,000         162,392

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                          90,000          91,930

Lee County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, Subseries 2, 5.25%, 03/01/02,
GNMA Collateralized                             30,000          30,290

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%,
08/01/03, FSA Insured                           50,000          52,134

Lee County, FL, Public Improv RB, (Local Option Gas Tax Revenues), 4.70%,
10/01/03, FGIC Insured                          100,000         104,486

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.80%, 11/01/01, MBIA Insured                   70,000          70,000

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/04, FSA Insured                    185,000         195,166

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/05, FSA Insured                    210,000         222,907

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
3.90%, 11/01/05, AMBAC Insured                  295,000         305,697

Lee County, FL Solid Waste System, Solid Waste RB, Series A, 6.90%,
10/01/03, MBIA Insured                          100,000         102,230

Lee County, FL Solid Waste System, Solid Waste RB, 5.25%, 10/01/07,
MBIA Insured                                    500,000         537,110

Leesburg, FL, Hospital RB, (Leesburg Regional Medical Center), Series B,
5.30%, 07/01/03                                 85,000          87,866

Manatee County, FL HFA, Single Family Mortgage RB, Subseries 1, 5.375%,
05/01/02, GNMA Collateralized                   30,000          30,441

Manatee County, FL, Water & Sewer RB, Series A, 3.70%,
10/01/06                                        140,000         143,233

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital),
Series A, 4.30%, 08/01/03, ACA Insured          260,000         262,062

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (City Center/Historic
Conv Village), 4.90%, 12/01/01                  50,000          50,082

Miami Beach, FL Redevelopment Agcy, Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01                       160,000         160,323

Miami-Dade County, FL Solid Waste System, Solid Waste RB, 4.20%, 10/01/05,
AMBAC Insured                                   75,000          78,489

Nassau County, FL, Public Improv RB, 4.75%, 05/01/06,
MBIA Insured                                    250,000         266,200

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central
Florida, LOC                                    190,000         197,154

Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water Control & Improvement - Unit Development 18), 4.30%, 08/01/05,
MBIA Insured                                    50,000          52,407

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health
System), 5.50%, 11/15/03                        250,000         261,000

Orange County, FL HFA, Single Family Mortgage RB, Series A, 5.05%, 04/01/02,
GNMA/FNMA Collateralized                        70,000          70,796

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102             25,000          26,512

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03,
FSA Insured                                     60,000          61,255

Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04,
FSA Insured                                     150,000         154,619

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 5.00%, 08/01/05,
MBIA Insured                                    215,000         230,250

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford
Project), Series 1997, 5.00%, 10/01/03          150,000         148,599

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Birch Corp
Obligated Group), Series A, 5.00%, 12/01/01     145,000         145,296

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%,
12/01/04, FHLMC Collateralized                  130,000         133,504

Palm Beach County, FL, IDB, (The Henry Morrison Flagler Museum Project), 4.25%, 11/01/01, The Northern Trust Company, LOC,
Mandatory Tender @ 100                          1,000,000       1,000,010

Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 4.60%,
09/01/02, GNMA Collateralized                   100,000         101,703

Pinellas County, FL Educational Facilities Auth, Higher Education RB,
(Eckerd College Issue), 6.25%, 08/01/02         25,000          25,586

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A,
7.25%, 12/01/02                                 230,000         241,482

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B,
5.60%, 12/01/01                                 60,000          60,136

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B,
5.70%, 12/01/02                                 65,000          67,186

Plantation, FL Health Facilities Auth, Hospital RB, (Covenant Village of
Florida, Inc.), 4.20%, 12/01/01                 50,000          50,018

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03,
MBIA Insured                                    85,000          78,197

Pompano Beach, FL, Water & Sewer RB, 4.80%, 07/01/03,
FGIC Insured                                    100,000         104,069

Port of Palm Beach District, FL, Transportation RB, Series A, 4.60%,
09/01/05, MBIA Insured                          500,000         526,820

Puerto Rico Electric Power Auth, Electric Util RB, Series X, 4.75%,
07/01/02, MBIA Insured                          75,000          76,370

Reedy Creek, FL Improvement District, Public Improv RB, Series A, 5.00%,
06/01/07, AMBAC Insured                         135,000         145,708

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, FSA Insured                           55,000          57,369

St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04,
MBIA Insured                                    50,000          52,901

St. Petersburg, FL, Water & Sewer RB, (Utility Tax Revenue), 5.00%,
06/01/07, AMBAC Insured                         250,000         266,560

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.70%, 09/01/03, FSA Insured                    125,000         128,148

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.80%, 09/01/04, FSA Insured                    125,000         128,984

Seminole County, FL School Board, Certificates of Participation, Series A,
6.125%, 07/01/04, Pre-refunded @ 102            185,000         205,380

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured                                         100,000         105,374

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.625%, 10/01/04                         65,000          66,929

Sunrise, FL, Water & Sewer RB, Series A, 5.75%, 10/01/06,
Pre-refunded @ 101                              100,000         112,977

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04,
AMBAC Insured                                   100,000         103,949

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04,
FSA Insured                                     100,000         103,835

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series 1998A,
4.35%, 09/01/03                                 455,000         463,627

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05,
Asset Guaranty Insured                          300,000         323,004

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04                                        250,000         256,908

Winter Springs, FL, Water & Sewer RB, 4.00%, 10/01/06,
MBIA Insured                                    130,000         134,820

Other (Non-Florida) (2.0%) (a)
Guam, Government of, GO Bonds, Series A,
4.90%, 11/15/04                                 500,000         522,720

Total Municipal Bonds (Cost $25,094,812)                        $25,687,107
Total Investments (100%) (Cost $26,669,812)                     $27,262,107

Summary of Ratings:  AAA/Equivalent 62%, AA/Equivalent 9%
A/Equivalent 14%, BBB/Equivalent 10%, Other 5%
Average Portfolio Maturity:  2.51 Years



(a) percentages indicated are based on investments
AMBAC	Ambac Assurance Corporation
GTY	Guarantee
CP	Commercial Paper
HFA	Housing Finance Authority
FGIC	Financial Guaranty Insurance Corporation
IDA	Industrial Development Authority
FHA	Federal Housing Authority
IDB	Industrial Development Bond
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
FSA	Financial Securities Assurance
MBIA	Municipal Bond Insurance Association
GIC	Guaranteed Insurance Contract
RB	Revenue Bond
GO	General Obligation
SBPA	Standby Bond Purchase Agreement
GNMA	Government National Mortgage Association
SFM	Single Family Mortgage



THE FLORIDA TAXFREE FUNDS
Statement of Assets and Liabilities
October 31, 2001

                                                Money Fund      ShortTerm Fund
ASSETS

Investments in securities, at value
(cost $174,719,668 and
$26,669,812 respectively)                     $ 174,719,668  $  27,262,107

Receivables:
     Interest                                   1,290,889       343,229
     Fund shares sold                           94,143          --
        Total assets                          $ 176,104,700   $ 27,605,336

LIABILITIES

Payable for investment securities purchased   $ 2,992,152     $ 1,364,713
Dividend payable                                282,696         82,628
Funds advanced by manager                       58,523          9,046
Funds advanced by custodian                     86,759          19,071
        Total liabilities                     $ 3,420,130     $ 1,475,458

NET ASSETS

Paid in capital                               $ 172,688,277   $ 25,429,829

Net unrealized appreciation (depreciation)
on investments                                  --              592,295

Accumulated net realized gain (loss)            (3,707)         107,754

Net assets                                    $ 172,684,570   $ 26,129,878

Number of shares outstanding                    172,836,802     2,550,580

Net asset value, offering price and
redemption price per share                    $ 1.00          $ 10.24



THE FLORIDA TAXFREE FUNDS
Statement of Operations
For the Six Months Ended October 31, 2001 (Unaudited)

                                                Money Fund      ShortTerm Fund
INVESTMENT INCOME

Income:

     Interest                                 $ 2,230,883     $ 603,708

Expenses:

Investment advisory fee (Note 2)                398,706         84,019
Distribution and service fees (Note 2)          49,126          10,619
Custodian fees (Note 3)                         19,589          5,820
Transfer agency fees and expenses (Note 2)      49,214          6,771
Printing costs                                  4,820           379
Professional fees                               13,607          10,996
Insurance                                       2,600           458
Registration and filing fees                    25,398          12,106
Trustees' fees and expenses                     3,820           1,580
Other expenses                                  9,844           15,426
Total expenses                                  576,724         148,174
Expense reimbursements and fee reductions (Note 2)
                                                (250,436)       (89,619)
Custodian fees paid indirectly (Note 3)         (7,323)         (2,542)
      Net expenses                              318,965         56,013
Net investment income                         $ 1,911,918     $ 547,695

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments       $ 1,702         $ 117,456

Net unrealized appreciation (depreciation) of investments
                                                __              313,348

Net realized and unrealized gain (loss) of investments
                                                __              430,804

Increase in net assets from operations        $ 1,913,620     $ 978,499

THE FLORIDA TAXFREE FUNDS
Statements of Changes in Net Assets

                             Money Fund              ShortTerm Fund
                           Six Months    Year       Six Months    Year
                           Ended         Ended      Ended         Ended
                           (unaudited)   4/30/01    (unaudited)   4/30/01
                           10/31/01                 10/31/01
INCREASE (DECREASE) IN
NET ASSETS

Operations:
Net investment income   $  1,911,918   $ 5,287,338 $ 547,695      $ 1,267,208

Net realized gain (loss)
on investments             1,702         14,460      117,456        11,125

Unrealized appreciation
(depreciation) of investments
                           --            --          313,348        728,822

Increase in net assets from operations
                           1,913,620     5,301,798   978,499        2,007,155

Dividends to shareholders from:
Net investment income      (1,911,918)   (5,287,338) (547,695)      (1,267,208)


Fund share transactions (Note 4)
                           20,341,097    15,275,835  (2,785,329)    (5,034,049)

Net increase (decrease) in net assets
                           20,342,799    15,290,295  (2,354,525)    (4,294,102)

Net Assets:
Beginning of period        152,341,771   137,051,476  28,484,403     32,778,505

End of period             $172,684,570  $152,341,771 $26,129,878    $28,484,403


THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements (Unaudited)


1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in November, December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended October 31, 2001 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money
Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the six-month period ended October 31, 2001, management fees totaled $398,706 and $84,019 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six-month period ended October 31, 2001, fees under this agreement amounted to $31,326 and $2,452 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% of each Fund's average daily net assets. Expenses in excess of .40% of each Fund's averagedaily net assets will continue to be paid by WRH until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the six-month period ended October 31, 2001, the Money Fund paid $265 and the ShortTerm Fund paid $1,213 to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six-month period ended October 31, 2001, custodian fees were reduced by earnings credits of $7,323 and $2,542 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.



4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $172,688,277 and $25,429,828, respectively. Transactions in Fund shares for the six-month period ended October 31, 2001 and the year ended
April 30, 2001 were as follows:

                 MONEY FUND*                       SHORTTERM FUND
                                              SHARES            AMOUNT
          Six Months   Year        Six Months Year      Six Months  Year
          Ended        Ended       Ended      Ended     Ended       Ended
          10/31/01     4/30/01     10/31/01   10/31/01  10/31/01    4/30/01

Sold
          189,141,189  388,616,538 954,592    1,744,054 9,706,224   17,406,009

Issued on reinvested dividends
          1,893,270    4,869,208   50,156     117,402   509,218     1,169,662

Redeemed
  (170,693,362)(378,209,911) (1,278,484) (2,366,644) (13,000,771) (23,609,720)

Net increase (decrease)
          20,341,097   15,275,835  (273,736)  (505,188) (2,785,329) (5,034,049)


* All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended October 31, 2001 were $7,940,195 and $9,621,703, respectively.


6.  Federal Income Taxes
At October 31, 2001, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Market value includes net unrealized appreciation over tax cost of $592,296 for the ShortTerm Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $598,298 and ($6,002), respectively.

As of October 31, 2001, the Money Fund has a net tax basis capital loss carryforward in the aggregate of $3,707. Capital loss carryforwards may be applied to any net taxable gains until their expiration dates. The capital loss carryforwards expire in varying amounts through 2008. The Money Fund and ShortTerm Fund utilized net tax basis capital loss carryforwards of $1,702 and $9,702, respectively, that were applied against realized taxable gains for the six-month period ending October 31, 2001. As of October 31, 2001, the accumulated net realized gain on the ShortTerm Fund was $107,754.


7.  Financial Highlights
                               Money Fund
                Six Months      Year     Year     Year     Year     Year
                Ended           Ended    Ended    Ended    Ended    Ended
                (unaudited)     4/30/01  4/30/00  4/30/99  4/30/98  4/30/97
                10/31/01

Per share operating performance
Net asset value, beginning of period

                $1.00           $1.00    $1.00    $1.00    $1.00    $1.00

Income from investment operations:
Net Investment Income
               0.012            0.036    0.032    0.030    0.034    0.034

Less distributions:

Dividends from net investment income
               (0.012)          (0.036)  (0.031)  (0.030)  (0.034)  (0.034)

Return of capital
                --              --       (0.001)  --       --       --

Net asset value, end of period
               $1.00            $1.00    $1.00    $1.00    $1.00    $1.00

Total return*  2.96%            3.70%    3.26%    3.02%    3.50%    3.42%

Ratios/Supplemental Data
Net assets at end of period (000's)
               $172,685         $152,342 $137,051 $160,410 $149,361 $136,453

Ratios to Average Daily Net Assets*
Expense        .40%             .40%     .40%     .39%     .26%     .20%

Expenses (Before reimbursement)
               .72%             .74%     .70%     .73%     .73%     .78%

Net Investment Income
               2.39%            3.63%    3.11%    2.96%    3.43%    3.36%


* Figures for six-months ended October 31,2001 are annualized.


7.  Financial Highlights (continued)
                                  ShortTerm Fund

                Six Months      Year     Year     Year     Year     Year
                Ended           Ended    Ended    Ended    Ended    Ended
                (unaudited)     4/30/01  4/30/00  4/30/99  4/30/98  4/30/97
                10/31/01

Per share operating performance
Net asset value, beginning of period

                $10.09           $9.84    $10.11    $10.05   $9.95  $9.94

Income from investment operations:

Net Investment Income
                0.20             0.41     0.41      0.40     0.42   0.43

Net realized and unrealized gain (loss) on investments
                0.16             0.25     (0.27)    0.06     0.10   0.01

Total from investment operations
                0.36             0.66     0.14      0.46     0.52   0.44

Less distributions:

Dividends from net investment income
               (0.21)           (0.41)   (0.40)    (0.40)  (0.42)  (0.43)

Return of capital
                --              --       (0.01)    --       --       --

Net asset value, end of period
               $10.24           $10.09   $9.84    $10.11    $10.05  $9.95

Total return*  7.09%            6.79%    1.39%    4.71%     5.23%   4.59%

Ratios/Supplemental Data
Net assets at end of period (000's)
               $26,129         $28,484  $32,779   $29,356   $22,953 $28,853

Ratios to Average Daily Net Assets*
Expense        .40%             .40%     .40%     .39%     .26%     .20%

Expenses (Before reimbursement)
               1.06%             .92%     .91%     .93%     .93%    1.18%

Net Investment Income
               3.92%            4.07%    3.97%    4.00%    4.20%    4.27%

Portfolio turnover rate
               30.0%            26.0%    32.2%    25.6%    40.2%    40.9%


* Figures for six-months ended October 31,2001 are annualized (except for portfolio turnover rate).